REVENUE (Disaggregation of Revenue by Major Sources) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 3,123.8
Other sources of revenue	1,132.9
Total revenue	4,256.7	$ 2,556.2
Commodity Sales Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,162.7
Midstream Service Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	205.0
Gas Sales And Transportation Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,684.3
Storage Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	35.4
Other Product And Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	36.4
Revenue From Alternative Revenue Programs [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	21.7
Leasing Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	452.1
Risk Management And Trading Activities [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	644.2
Risk Management And Trading Activities [Member] | GAIL [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 264.2
Contract with Customer, Duration	20 years
Other Sources Of Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	$ 14.9
Utilities [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,730.4
Other sources of revenue	22.2
Total revenue	1,752.6
Utilities [Member] | Gas Sales And Transportation Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,684.3
Utilities [Member] | Storage Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	35.4
Utilities [Member] | Other Product And Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	10.7
Utilities [Member] | Revenue From Alternative Revenue Programs [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	21.7
Utilities [Member] | Leasing Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	0.6
Utilities [Member] | Risk Management And Trading Activities [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	1.0
Utilities [Member] | Other Sources Of Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	(1.1)
Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	870.8
Other sources of revenue	473.8
Total revenue	1,344.6
Midstream [Member] | Commodity Sales Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	665.2
Midstream [Member] | Midstream Service Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	205.0
Midstream [Member] | Other Product And Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0.6
Midstream [Member] | Leasing Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	96.6
Midstream [Member] | Risk Management And Trading Activities [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	377.6
Midstream [Member] | Other Sources Of Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	(0.4)
Power [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	522.6
Other sources of revenue	639.4
Total revenue	1,162.0
Power [Member] | Commodity Sales Contracts [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 497.5
Contract with Customer, Duration	20 years
Power [Member] | Other Product And Services [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 25.1
Power [Member] | Leasing Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	354.9
Power [Member] | Risk Management And Trading Activities [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	268.5
Power [Member] | Other Sources Of Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	16.0
Corporate [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	(2.5)
Total revenue	(2.5)
Corporate [Member] | Risk Management And Trading Activities [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	(2.9)
Corporate [Member] | Other Sources Of Revenue [Member]
Disaggregation of Revenue [Line Items]
Other sources of revenue	$ 0.4